Leases (Details 2) - Operating Leases Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 1,849	$ 873	$ 1,432
No later than 1 year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	528	319	524
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	1,301	554	908
More Than Five 5 [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 20	$ 0	$ 0